Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable, Net
4.
ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Accounts receivable (Note)	1,555,668	1,744,307	249,433
Allowance for credit losses	(196,819)	(222,960)	(31,883)
	1,358,849	1,521,347	217,550

Note: It contains notes receivables of RMB43.56 million, RMB15.20 million (US$2.17 million) for the years ended December 31, 2024 and 2025, respectively.

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	185,755	161,022	196,819	28,146
Additions charged to current expected credit loss	20,557	40,059	36,282	5,188
Reversal	(42,660)	(4,262)	(3,615)	(518)
Write off	(2,630)	—	(6,526)	(933)
Ending balance	161,022	196,819	222,960	31,883